Share-based Payments	12 Months Ended
Jun. 30, 2023
Share-Based Payments [Abstract]
Share-based Payments

Note 31. Share-based payments

Options

The company has an Incentive Option Plan which was re-adopted following Shareholder approval in November 2019. Options over unissued shares are issued at the discretion of the Board.

a) Options granted, issued, exercised and lapsed during the year

During the year ended 30 June 2023, the Company issued the following options.

●	2,500,000 unlisted options were issued, valued at $0.28 with an exercise price of $0.35 to Evolution Capital Pty Ltd on 13 June 2023 in respect of capital raising services rendered. These options expire on 13 June 2025 and had no vesting conditions.

During the year ended 30 June 2022, the Company issued 700,000 unlisted Director options (following shareholder approval) and 140,000 unlisted placement options, details of which can be found below.

During the year ended 30 June 2023, no options vested (2022 - Nil).

During the year ended 30 June 2023, no options were exercised.

During the year ended 30 June 2022, the following options were exercised:

Grant date	Options exercised	Exercise price	Vesting date	Expiry date
21/12/2016	750,000	$0.10	31/12/2018	31/12/2021
21/12/2016	500,000	$0.10	26/10/2019	30/12/2021
31/07/2018	250,000	$0.50	31/12/2019	31/12/2022
31/07/2018	250,000	$0.50	31/12/2020	31/12/2023
12/02/2019	58,333	$0.60	05/03/2019	20/02/2022
27/11/2019	500,000	$0.60	04/12/2020	04/12/2022
24/02/2020	100,000	$0.50	31/01/2021	31/01/2022
	2,408,333

b) Options on issue at balance date

The number of options outstanding over unissued ordinary shares at 30 June 2023 is 7,786,958 as follows:

Grant date	Options granted	Exercise price	Vesting date	Expiry date
01/02/2019	200,000	$0.65	31/12/2020	31/12/2023
19/10/2020	4,246,958	$1.60	19/10/2020	19/10/2023
07/02/2022	140,000	$1.10	07/02/2022	18/01/2025
07/02/2022	700,000	$1.50	07/02/2022	07/02/2025
13/06/2023	2,500,000	$0.35	13/06/2023	13/06/2025
	7,786,958

During the current year the following movements in options over unissued shares occurred for share-based payments:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2023	30 June 2023	30 June 2022	30 June 2022
Outstanding at the beginning of the financial year	6,486,958	$1.131	8,120,291	$1.041
Granted	2,500,000	$0.350	840,000	$1.433
Forfeited	(1,200,000)	$0.608	(65,000)	$0.600
Exercised	-	$0.000	(2,408,333)	$0.316
Outstanding at the end of the financial year	7,786,958	$0.839	6,486,958	$1.131
Exercisable at the end of the financial year	7,786,958	$0.839	6,486,958	$1.131

The range of exercise prices for options outstanding at the end of the year was $0.35 to $1.50 (2022: $0.60 to $1.50).

The weighted average contractual life for unexercised options is 11.2 months (2022: 14.6 months)

c) Subsequent to balance date

Since the end of the financial year and the date of this report, no options have been exercised (2022: Nil). No options have been cancelled, issued or vested between the end of the financial year and the date of this report.

d) Basis and assumptions used in the valuation of options

2,500,000 options were issued during the financial year (2022: 840,000 options) and have been valued and expensed immediately since there are no vesting conditions. The share-based payments expense for the period of $702,383 (2022: $138,012) relates to the fair value of options apportioned over their respective vesting periods.

The options issued during the year ended 30 June 2023 were valued using the Black-Scholes option valuation methodology, as follows:

	Options	Exercise	Expiry	Risk free	Volatility	Value per
Date granted	Granted No.	price	date	interest rate	applied	option
		$		%	%

13/06/2023	2,500,000	$0.35	13/06/2025	4.10%	137.0%	$0.281

The options issued during the year ended 30 June 2022 were valued using the Black-Scholes option valuation methodology, as follows:

	Options	Exercise	Expiry	Risk free	Volatility	Value per
Date Granted	granted No.	price	date	interest rate	applied	option
		$		%	%	$

07/02/2022	700,000	$1.50	07/02/2025	1.39%	95.8%	$0.160
07/02/2022	140,000	$1.10	18/01/2025	1.39%	95.8%	$0.184

Historical volatility at the time of issue has been used as the basis for determining expected share price volatility, as it is assumed that this is an indicator of future share price performance, which may not eventuate.

Performance Rights

The Company’s Performance Rights Plan was re-approved by shareholders in December 2020.

a) Performance rights granted, vested and lapsed during the year

During the financial year ended 30 June 2023, the following grants occurred with respect to performance rights during the period:

Grant	Rights	Expiry	Fair value per right
Date	granted	date	at grant date	Vesting

28/06/2023	500,000	28/06/2024	$0.21	Issued vested

During the financial year ended 30 June 2023, the following occurred with respect to performance rights during the period:

●	10,000,000 vested performance rights were exercised by Mr Vlado Bosanac on 12 December 2022 into ordinary shares in the Company.

●	500,000 performance rights were issued to an employee on 28 June 2023 and vested immediately. These rights were exercised on 30 June 2023 for 500,000 ordinary shares in the Company.

During the financial year ended 30 June 2022, no new performance rights were granted by the Company. The following transactions occurred with respect to performance rights during the period:

●	2,000,000 performance rights vested in Mr Vlado Bosanac and were exercised on 1 March 2022 for 2,000,000 ordinary shares in the Company.

●	100,000 performance rights, which were due to vest on 6 November 2022 and 6 November 2023 respectively lapsed, due to the employee holding those performance rights resigning from the Company in June 2022.

Performance rights on issue at balance date

The number of performance rights outstanding over unissued ordinary shares at 30 June 2023 is as follows:

Grant	No of	Expiry	Fair value per
date	rights	date	right at grant	Vesting

06/11/2020	50,000	06/11/2026	$0.85	Vested, not exercised

c) Subsequent to balance date

Subsequent to the balance date, no performance rights have been granted, exercised, expired or cancelled.

d) Basis and assumptions used in the valuation of performance rights

Performance rights issued during the period were issued with no vesting conditions. The 500,000 performance rights issued on 28 June 2023 were valued with reference to the underlying AHI share price at the time of issue, being $0.21.

Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognised during the period were as follows:

	Consolidated
	30 June 2023	30 June 2022
	$	$

Shares issued for services rendered in relation to the NASDAQ listing	-	979,638
Shares issued to directors as remuneration	-	920,000
Shares issued to advisers as remuneration	117,600	-
Performance rights issued to directors and employees as remuneration	105,000	6,394,571
Options issued to directors as remuneration	-	112,188
Options issued to directors as remuneration	-	25,824
Options issued to advisers as remuneration[1]	702,383	-
	924,983	8,432,221

1	Options issued in relation to capital raising cost.